Statements of Financial Position - USD ($)	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 29,347,000	$ 6,694,000
Short-term bank deposits	21,135,000	48,035,000
Trade receivables		2,000,000
Other current assets	1,227,000	1,729,000
TOTAL CURRENT ASSETS	51,709,000	58,458,000
NON-CURRENT ASSETS:
Property and equipment, net	8,921,000	7,128,000
Long-term prepaid expenses	48,000	103,000
TOTAL NON-CURRENT ASSETS	8,969,000	7,231,000
TOTAL ASSETS	60,678,000	65,689,000
CURRENT LIABILITIES-
Accounts payable: Trade	1,193,000	3,058,000
Accounts payable: Other	2,944,000	3,465,000
Deferred revenue	290,000	1,046,000
Lease liability	347,000
TOTAL CURRENT LIABILITIES	4,774,000	7,569,000
NON-CURRENT LIABILITIES-
Severance pay obligations, net	99,000	128,000
Deferred revenue	2,263,000	2,092,000
Lease liability	449,000
TOTAL NON-CURRENT LIABILITIES	2,811,000	2,220,000
TOTAL LIABILITIES	7,585,000	9,789,000
COMMITMENTS
EQUITY:
Ordinary shares, NIS 0.01 par value; Authorized as of December 31, 2018 and 2017, 70,000,000 shares; issued and outstanding as of December 31, 2018 and 2017, 35,881,128 and 29,879,323 shares, respectively	73,000	57,000
Accumulated other comprehensive income	41,000	16,000
Additional paid in capital	233,721,000	221,055,000
Warrants	7,904,000	2,960,000
Accumulated deficit	(188,646,000)	(168,188,000)
TOTAL EQUITY	53,093,000	55,900,000
TOTAL LIABILITIES AND EQUITY	$ 60,678,000	$ 65,689,000